Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Leases
7.	Leases

The Company leases real estate for office space under operating leases.

As of March 31, 2022, the remaining lease terms varied from 0.8 years to 3.3 years. For certain leases, the Company has an option to extend the lease term for a period of 5 years. This renewal option is not considered in the remaining lease term unless it is reasonably certain that the Company will exercise such options.

Operating lease expense, included in rent and occupancy in the condensed consolidated statements of operations and comprehensive (loss) income, for the three months ended March 31, 2022 and 2021 was $1,142 and $830, respectively. Operating lease expenses exclude short-term lease costs and variable lease costs, each of which was immaterial for the three months ended March 31, 2022 and 2021. Sublease income of $87 and $0 for the three months ended March 31, 2022 and 2021 are included in other income, net in the condensed consolidated statements of operations and comprehensive (loss) income.

The table below presents additional information related to the Company’s operating leases:

	March 31,	December 31,
	2022	2021
Operating lease right-of-use assets	$6,560	$7,881
Operating lease liabilities, current	$5,221	$5,367
Operating lease liabilities, noncurrent	$4,102	$5,159
Weighted-average remaining lease term (in years)	1.99	2.00
Weighted-average discount rate	4.8%	4.9%

Future undiscounted lease payments under operating leases as of March 31, 2022 were as follows:

	Lease Payment		Net Lease
	Obligation	Sublease Income	Obligation
Remainder of 2022	$4,436	$(262)	$4,174
2023	4,030	(349)	3,681
2024	936	(349)	587
2025	393	(204)	189
2026	—	—	—
Total undiscounted lease payments	$9,795	$(1,164)	$8,631
Less: Imputed interest	(472)
Present value of future lease payments	$9,323
Less: operating lease liabilities, current	5,221
Operating lease liabilities, noncurrent	$4,102

As of March 31, 2022, the Company did not have any additional significant lease contracts that had not yet commenced.

During the three months ended March 31, 2022, the Company ceased using one of its leased office spaces and made a decision to sublease this space to a third party. The sublease agreement was signed in April 2022. Based on the terms of the sublease agreement, the Company determined that the right-of-use asset related to this office space is impaired, and recorded an impairment loss of $265 for the three months ended March 31, 2022 in rent and occupancy in the condensed consolidated statement of operations and comprehensive (loss) income.

7.	Leases

The Company leases real estate for office space under operating leases. In June 2021, The Company entered into a sublease agreement related to one of the Company’s leases and the Company recorded rent expense on a straight-line basis for the lease, net of sublease income, in rent and occupancy in the consolidated statements of operations and comprehensive loss. In December 2021, the Company commenced on a new lease for additional office space and recorded rent expense on a straight-line basis.

As of December 31, 2021, the remaining lease terms varied from 1.0 years to 3.6 years. For certain leases the Company has an option to extend the lease term for a period of 5 years. This renewal option is not considered in the remaining lease term unless it is reasonably certain that the Company will exercise such options.

Operating lease expense, included in rent and occupancy on the consolidated statements of operations and comprehensive loss, for the years ended December 31, 2021 and 2020 was $3,337 and $2,215, respectively. Operating lease expenses exclude short-term lease costs and variable lease costs, each of which was immaterial for the years ended December 31, 2021 and 2020. Lease expenses for the years ended December 31, 2021 and 2020 include an offset for sublease income of $175 and 0, respectively, and included in rent and occupancy in the consolidated statements of operations and comprehensive loss.

The table below presents additional information related to the Company’s operating leases:

	As of December 31,
	2021	2020
Operating lease right-of-use assets	$7,881	$8,983
Operating lease liabilities, current	$5,367	$3,536
Operating lease liabilities, noncurrent	$5,159	$8,824
Weighted-average remaining lease term (in years)	2.0	3.4
Weighted-average discount rate	4.9%	5.0%

Future undiscounted lease payments under operating leases as of December 31, 2021 were as follows:

	Lease Payment	Sublease	Net Lease
	Obligation	Income	Obligation
2022	5,762	(349)	5,413
2023	4,030	(349)	3,681
2024	936	(349)	587
2025	393	(204)	189
2026	—	—	—
Total undiscounted lease payments	$11,121	$(1,251)	$9,870
Less: Imputed interest	595
Present value of future lease payments	$10,526
Less: operating lease liabilities, current	5,367
Operating lease liabilities, noncurrent	$5,159

As of December 31, 2021, the Company did not have any additional significant lease contracts that had not yet commenced.